Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) - KRW (₩) ₩ in Millions	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Oct. 01, 2018	Apr. 30, 2018
Considerations paid:
Cash and cash equivalents		₩ 8,047
Incross Co Ltd [Member]
Considerations paid:
Cash and cash equivalents				₩ 53,722
Assets and liabilities acquired:
Cash and cash equivalents				17,400
Accounts receivable — trade and other				67,259
Property and equipment				2,411
Intangible assets				2,709
Other assets				9,254
Accounts payable — trade and other				(57,309)
Other liabilities				(1,984)
Assets and liabilities acquired				64,681
Financial assets recognised as of acquisition date				24,941
Non-controlling interests				40,592
Goodwill(I—II+III)				₩ 29,633
Id Quantique SA [member]
Considerations paid:
Cash and cash equivalents						₩ 55,249
Existing shares (financial assets at FVOCI) at fair value						3,965
Considerations transferred						59,214
Assets and liabilities acquired:
Cash and cash equivalents						1,538
Accounts receivable — trade and other						13,609
Inventories						2,003
Property and equipment						415
Intangible assets						7,566
Other assets						447
Accounts payable — trade and other						(1,569)
Other liabilities						(2,880)
Assets and liabilities acquired						21,129
Non-controlling interests						9,290
Goodwill(I—II+III)						₩ 47,375
Life and Security Holdings Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents					₩ 696,665
Assets and liabilities acquired:
Cash and cash equivalents					101,896
Accounts receivable — trade and other					40,241
Inventories					2,440
Property and equipment					427,752
Intangible assets					1,019,503
Other assets					3,956
Accounts payable — trade and other					(296,660)
Borrowings					(1,744,839)
Deferred tax liabilities					(229,207)
Other liabilities					(158,042)
Assets and liabilities acquired					(832,960)
Non-controlling interests					374,588
Goodwill(I—II+III)					1,155,037
SK Infosec Co., Ltd. [member]
Considerations paid:
Treasury shares of the Parent Company					281,151
Considerations transferred					335,338
Assets and liabilities acquired:
Cash and cash equivalents					30,762
Accounts receivable — trade and other					62,448
Inventories					1,293
Property and equipment					8,047
Intangible assets					5,528
Other assets					79,951
Accounts payable — trade and other					(38,431)
Other liabilities					(20,003)
Assets and liabilities acquired					129,595
Deduction of capital surplus and others (I — II)					₩ 151,556
SK Broadband Co., Ltd. [member]
Considerations paid:
Fair value of shares of SK Broadband Co., Ltd.	₩ 862,147
Fair value of derivative liability	320,984
Assets and liabilities acquired:
Cash and cash equivalents	110,644
Accounts receivable — trade and other	66,241
Property and equipment	245,654
Intangible assets	423,515
Other assets	3,261
Accounts payable — trade and other	(105,179)
Defined benefit liabilities	(30)
Other liabilities	(15,655)
Assets and liabilities acquired	777,492
Financial assets recognised as of acquisition date	6
Prepaid expenses	36,324
Deferred tax assets	1,296
Contract assets	14,033
Long-term investment securities	6,239
Investments in associates and joint ventures	13,637
Contract liabilities	(1,674)
Income tax payable	(18,065)
Provisions	(2,755)
Goodwill(I—II+III)	405,639
Broadband Nowon Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents	₩ 10,421	10,421
Assets and liabilities acquired:
Cash and cash equivalents		18,106
Accounts receivable — trade and other		1,122
Property and equipment		1,784
Intangible assets		360
Other assets		595
Accounts payable — trade and other		(1,351)
Other liabilities		(336)
Assets and liabilities acquired		20,280
Non-controlling interests		9,126
Goodwill(I—II+III)		₩ (733)
ADT CAPS Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents			₩ 8,047
Assets and liabilities acquired:
Accounts receivable — trade and other			6,787
Property and equipment			363
Intangible assets			6,460
Other assets			4
Accounts payable — trade and other			(5,306)
Defined benefit liabilities			(1,227)
Deferred tax liabilities			(1,554)
Other liabilities			(372)
Assets and liabilities acquired			5,155
Goodwill(I—II+III)			₩ 2,892